Changes in Accounting Policies And Disclosures	12 Months Ended
Dec. 31, 2023
Changes in Accounting Policies And Disclosures [Abstract]
Changes in Accounting Policies And Disclosures
3	Changes in Accounting Policies and Disclosures

New and Amended Standards and Interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

●	IFRS 17 - Insurance Contracts;

●	Amendments to IAS 8 - Definition of Accounting Estimates;

●	Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies;

●	Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction;

●	Amendments to IAS 12 - International Tax Reform.

The adoption of above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

New Standards and Interpretations Not Yet Effective

The Group intends to adopt the following standards, if applicable, which are effective on or after January 1, 2024:

●	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback;

●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current;

●	Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements.

The Group does not expect these new standards, interpretations and amendments to have any significant impact on the consolidated financial statements.